Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Carrying value of goodwill	$ 4,399	$ 4,399	$ 4,399
Goodwill deductible for tax purpose	2,025	2,131
Chase [Member]
Goodwill [Line Items]
Carrying value of goodwill	$ 4,399	$ 4,399